Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Net Interest Income

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loans originated by consolidated trust plans
Interest income	10,640,860	21,229,806	25,869,521
Interest expense	(4,283,151)	(8,400,992)	(10,216,770)

Net interest income from loans originated by consolidated trust plans	6,357,709	12,828,814	15,652,751

Loans originated by consumer finance company and microloan lending companies
Interest income	1,395,961	1,535,023	4,023,755
Interest expense	(3,210)	(189,606)	(695,130)

Net interest income from loans originated by microloan lending companies and consumer finance company	1,392,751	1,345,417	3,328,625

Total net interest income	7,750,460	14,174,231	18,981,376